Accounts receivable and others (Details) - Schedule of breakdown of receivable by maturity - BRL (R$) R$ in Thousands	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Past due:
Trade and other receivables	R$ 743,334	R$ 489,156
Up to 30 days [Member]
Falling due:
Trade and other receivables	159,476	63,403
31 to 90 days [Member]
Falling due:
Trade and other receivables	84,922	23,035
91 to 180 days [Member]
Falling due:
Trade and other receivables	16,586	18,480
181 to 360 days [Member]
Falling due:
Trade and other receivables	105,435	57,328
Over 360 days [Member]
Falling due:
Trade and other receivables	373,954	324,937
Up to 30 days [Member]
Past due:
Trade and other receivables	855	205
31 to 90 days [Member]
Past due:
Trade and other receivables	328	39
181 to 360 days [Member]
Past due:
Trade and other receivables		456
Over 360 days [Member]
Past due:
Trade and other receivables	R$ 1,778	R$ 1,273